Income and expenses	12 Months Ended
Dec. 31, 2025
Income and expenses
Income and expenses

27.   Income and expenses

27.1 Sales

Sales by geographical area of our customer billing locations for the years ended December 31 are as follows:

	2025	2024	2023
	US$'000	US$'000	US$'000
Spain	104,783	169,541	169,390
Germany	186,808	282,200	276,333
Luxembourg	114,446	745	46
Other European Countries	215,047	210,977	199,743
USA	534,870	573,636	670,854
Rest of World	179,167	406,840	333,668
Total	1,335,121	1,643,939	1,650,034

27.2 Raw materials and energy consumption for production

Raw materials and energy consumption for production are comprised of the following for the years ended December 31:

	2025	2024	2023
	US$'000	US$'000	US$'000
Purchases of raw materials, supplies and goods	588,245	699,210	732,661
Changes in inventories	18,042	19,738	83,033
Energy	122,267	171,308	(28,651)
Others	182,040	119,911	78,556
Write-down of raw materials	1,581	3,377	2,192
Write-down of finished goods	21,356	13,586	11,495
Total	933,531	1,027,130	879,286

For the year ended December 31, 2025, the energy cost was reduced by the ARENH benefit and separate contract received from our French energy provider amounting to $29,157 thousand ($63,032 thousand and $186,211 thousand for the years ended December 31, 2024 and 2023, respectively)  (See Note 11).

For the year ended December 31, 2025, Others included the impact of $42,263 thousand related to changes in the fair value of energy derivative instruments not designated as hedging instruments.

27.3 Other operating income

Other operating income is comprised of the following for the years ended December 31:

	2025	2024	2023
	US$'000	US$'000	US$'000
Carbon dioxide emissions allowances	75,291	75,903	80,316
Others	7,544	8,475	20,676
Total	82,835	84,378	100,992

Carbon dioxide emission allowances arise from the difference between the fair value of the allowances granted and the nominal amount paid. The deferred income is recognized as “Other operating income” on a systematic basis on the proportion of the carbon dioxide emitted over total carbon dioxide expected to be emitted for the compliance period on the consolidated income statements (see Note 14). During 2025, the Company recorded income related to this totaling $75,291 thousand ($75,903 thousand in 2024 and $80,316 thousand in 2023).

As the Company emits carbon dioxide, it recognizes a provision for its obligation to deliver the carbon dioxide emissions allowances at the end of the compliance period. The provision is remeasured and recorded as an expense at the end of each reporting period at historical cost for the emission rights (allowances). Provision for its obligation to deliver the carbon dioxide emissions is presented in the consolidated income statements.

During the year ended December 31, 2023, the Company recognized an income of $10,164 thousand classified within others, related to a contingent consideration resulting from the agreement entered with Kehlen, for the sale of the hydro-electric assets in 2019.

27.4 Staff costs

Staff costs are comprised of the following for the years ended December 31:

	2025	2024	2023
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	192,907	201,720	220,293
Pension plan contributions	9,421	7,952	7,978
Employee benefit costs	68,321	70,192	77,588
Total	270,649	279,864	305,859

Share-based compensation

Equity Incentive Plan

On May 29, 2016, the board of Ferroglobe PLC adopted the Ferroglobe PLC Equity Incentive Plan (the “Plan”) and on June 29, 2016 the Plan was approved by the shareholders of the Company. The Plan is a discretionary benefit offered by Ferroglobe PLC for the benefit of selected senior employees of Ferroglobe PLC and its subsidiaries. The Plan’s main purpose is to reward and foster performance through share ownership. Awards under the plan may be structured either as conditional share awards or options with a $nil exercise price (nil cost options) for awards granted prior to 2021, and with a strike of 0.01 for awards granted since 2021. The awards are subject to a service condition of three years from the date of grant, except from the options granted in 2020 which are subject to a service condition of four years from the date of grant, to the extent that performance conditions are satisfied, and subject to continued service with the Company, remain exercisable until their expiration date. In the case of the options granted in 2021 the options vested on January 1, 2024.

On June 26, 2025, the board of Ferroglobe PLC approved an updated version of the Plan. Under the updated Plan, the Company may grant performance share awards, deferred share awards, deferred share bonus awards and market value option awards, structured as conditional awards or options.

Awards typically vest over a three-year period, subject to service and, where applicable, performance conditions, and may be settled in shares or cash at the discretion of the Compensation Committee.

Details of the Plan awards during the current and prior years are as follows:

Number of awards
Outstanding as of December 31, 2022	3,801,706
Granted during the period	1,044,449
Exercised during the period	(7,986)
Expired/forfeited during the period	(277,576)
Outstanding as of December 31, 2023	4,560,593
Granted during the period	894,468
Exercised during the period	(617,463)
Expired/forfeited during the period	(544,644)
Outstanding as of December 31, 2024	4,292,954
Granted during the period	962,880
Exercised during the period	(965,856)
Expired/forfeited during the period	(463,033)
Outstanding as of December 31, 2025	3,826,945

Exercisable as of December 31, 2025	1,426,086

The awards outstanding under the Plan at December 31, 2025 and December 31, 2024 were as follows:

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2025	2024
September 10, 2025	December 31, 2027	—	nil	$4.03	962,880	—
June 19, 2024	December 31, 2026	—	0.01	$5.12	885,868	891,135
May 30, 2023	December 31, 2025	—	0.01	$4.56	552,111	966,346
September 22, 2022	December 31, 2024	—	0.01	$5.97	—	416,972
September 9, 2021	December 31, 2021	September 9, 2031	0.01	$8.83	642,219	675,137
December 16, 2020	December 31, 2020	December 16, 2030	nil	$1.23	528,395	1,058,698
March 13, 2019	December 31, 2021	March 13, 2029	nil	$2.69	110,114	123,743
March 21, 2018	December 31, 2020	March 21, 2028	nil	$22.56	46,777	50,689
June 1, 2017	December 31, 2019	June 1, 2027	nil	$16.77	70,464	77,712
November 24, 2016	December 31, 2018	November 24, 2026	nil	$16.66	28,117	32,522
					3,826,945	4,292,954

The awards outstanding as of December 31, 2025 have a weighted average remaining contractual life of 2.87 years (3.64 years in 2024 and 8.52 years in 2023).

The weighted average share price at the date of exercise for stock options exercised in the year ended December 31, 2025 was $3.70 ($4.95 in 2024 and $4.92 in 2023).

As of December 31, 2025 and 2024, all of the outstanding awards were subject to performance conditions. For those awards subject to performance conditions, upon completion of the three-year service period, the recipient will receive a number of shares or nil cost options of between 0% and 150% of the above award numbers, depending on the financial performance of the Company during the performance period. In addition, the grants are subject to a multiplier for successful completion of the Company’s ESG action plan 2023-2025 which can either reduce or increase the total amounts of payouts. The multiplier ranges from 90% to 120% based on the related accomplishment of the ESG-specific targets.

The performance conditions for the shares granted in 2025 and 2024 can be summarized as follows:

Vesting Conditions
70% based on average ROCE (EBIT / (Equity + Gross Debt))
30% based on total shareholder return (TSR) relative to a comparator group

The performance conditions for the shares granted in 2023 can be summarized as follows:

Vesting Conditions
40% based on cumulative earnings before interest and tax (EBIT)
40% based on cumulative operational cash flow
20% based on total shareholder return (TSR) relative to a comparator group

Fair Value

The weighted average fair value of the awards granted during the year ended December 31, 2025 was $4.03 ($7.22 in 2024 and $6.64 in 2023). The Company estimates the fair value of the awards using Stochastic and Black-Scholes option pricing models (Level 3). Where relevant, the expected life used in the model has been adjusted for the remaining time from the date of valuation until options are expected to be received, exercise restrictions (including the probability of meeting market conditions attached to the option), and performance considerations. Expected volatility is calculated over the period commensurate with the remainder of the performance period immediately prior to the date of grant.

The following assumptions were used to estimate the fair value of the awards:

	Grant date
	September 10, 2025	June 19, 2024	May 30, 2023
Grant date share price	$4.18	$5.17	$4.50
Exercise price	0.00	0.01	0.01
Expected volatility	44.07%	59.40%	87.68%
Option life	3.00 years	3.00 years	3.00 years
Dividend yield	—	—	—
Risk-free interest rate	3.49%	4.44%	4.13%
Remaining performance period at grant date (years)	3.00	3.00	3.00
Company TSR at grant date	(1.55)%	(1.78)%	0.64%
Median comparator group TSR at grant date	2.74	8.41	10.5

The Company’s TSR relative to the median comparator group TSR and median index TSR at grant date may impact the grant date fair value; starting from an advantaged position increases the fair value and starting from a disadvantaged position decreases the fair value.

To model the impact of the TSR performance conditions, we have calculated the volatility of the comparator group using the same method used to calculate the Company’s volatility, using historical data, where available, which matches the length of the remaining performance period grant date.

The Company’s correlation with its comparator group was assessed on the basis of all comparator group correlations, regardless of the degree of correlation, have been incorporated into the valuation model.

For the year ended December 31, 2025, share-based compensation expense related to all non-vested awards amounted to $1,814 thousand, which is recorded in staff costs ($4,924 thousand in 2024 and $7,402 thousand in 2023).

27.5 Other operating expenses

Other operating expenses are comprised of the following for the years ended December 31:

	2025	2024	2023
	US$'000	US$'000	US$'000
Carbon dioxide credit	75,343	75,756	81,870
Services of independent professionals	41,778	52,692	40,687
Freight cost	59,101	61,942	51,415
Insurance premiums	15,372	14,982	15,506
Other taxes	11,578	12,802	11,280
Other operating expenses	42,727	47,008	69,332
Total	245,899	265,182	270,090

27.6 Depreciation and amortization

Depreciation and amortization is comprised of the following for the years ended December 31:

	2025	2024	2023
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 7)	1,916	474	663
Depreciation of property, plant and equipment (Note 8)	83,035	74,989	72,869
Total	84,951	75,463	73,532

27.7 Finance income and finance costs

Finance income is comprised of the following for the years ended December 31:

	2025	2024	2023
	US$'000	US$'000	US$'000
Gain from financial assets measured at fair value (Note 9)	—	3,237	—
Other finance income	3,474	4,011	5,422
Total	3,474	7,248	5,422

Other finance income for the year ended December 31, 2025 is mainly due to interest income earned on cash balances held in bank accounts of $2,901 thousand ($2,558 thousand in 2024 and $1,675 thousand in 2023).

Finance costs are comprised of the following for the years ended December 31:

	2025	2024	2023
	US$'000	US$'000	US$'000
Interest on debt instruments (Note 19)	1,036	1,776	24,414
Interest on loans and bank borrowings (Note 17 and Note 20)	9,241	7,198	3,794
Interest on leases (Note 18)	6,338	5,935	1,715
Interest on note and bill discounting	307	563	127
Loss from financial assets measured at fair value (Note 9)	1,576	—	—
Other finance costs	2,277	6,470	8,743
Total	20,775	21,942	38,793

Interest on debt instruments decreased for the years ended December 31, 2025 and 2024 compared to the year ended December 31, 2023 due to the full redemption of the Reinstated Senior Notes by $147,624 thousand in February 2024. Interest on loans and bank borrowings increased for the year ended December 31, 2025 compared to the year ended December 31, 2024, mainly due to interest associated with the ABSA facility by $962 thousand and higher interest expense on the ABL by $1,092 thousand.

27.8 Impairment loss

Impairment (loss) gain is comprised of the following for the years ended December 31:

	2025	2024	2023
	US$'000	US$'000	US$'000
Impairment loss of goodwill (Note 6)	(1,747)	(15,483)	—
Impairment loss of property, plant and equipment (Note 8)	(27,902)	(24,940)	(25,768)
Impairment reversal of property, plant and equipment (Note 8)	12,161	—	—
Impairment (loss) reversal of non-current financial assets	—	(2,629)	478
Impairment loss, net	(17,488)	(43,052)	(25,290)